Intangible assets - Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Goodwill	₩ 4,656,673	₩ 4,665,417
Software	251,178	235,229
Development cost	543,993	677,572
Others	441,314	541,915
Intangible assets, net	₩ 5,893,158	₩ 6,120,133	₩ 6,217,946